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 CITIGROUP [LOGO]                           GLOBAL
 TRANSACTION SERVICES
    corporate and                       Two Portland Square
    investment banking                  Portland, ME 04101
                                        Tel 207 879 6737
                                        Fax 207 822 6677

October 4, 2007

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street, NE, Stop 1-4
Washington, D.C. 20549

Re:Forum Funds
   File Nos. 2-67052; 811-3023
   CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Statement of Additional Information for the Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Real Estate Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity, dated October 1, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on September 28, 2007.

With respect to the Fund's Prospectus dated October 1, 2007, it was filed separately pursuant to Rule 497(c) of the Securities Act of 1933, as amended.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6737.

Sincerely,

/s/ Louis A. Acevedo

Louis A. Acevedo
Citigroup Fund Services, LLC

                                                   Citigroup Fund Services, LLC